Investments (Details 5) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of cash flows
Profit (loss) before income tax and social contribution and for the result with discontinued operations	R$ 5,264,577	R$ (99,250)	R$ 4,430,988
Adjustments for reconciliation of profit (loss)
Depreciation, amortization and depletion	2,928,855	2,683,100	2,125,796
Results from equity investments	(39,956)	(30,078)	(2,219)
Interest and monetary and exchange variations, net	3,697,714	3,026,008	3,182,577
Gain on sale of investment in subsidiary	(276,816)
Leniency agreement	375,476	2,853,230
Reversal of provisions	(223,340)
Provision for losses and write-offs of long-lived assets	213,184	41,016	130,758
Total Adjustments for reconciliation of profit	11,939,694	8,474,026	9,867,900
Changes in operating working capital
Financial investments	(953,228)	(649,535)	(144,955)
Trade accounts receivable	(1,598,392)	1,007,875	(342,616)
Inventories	(1,351,028)	862,338	(501,734)
Taxes recoverable	469,293	1,058,104	841,908
Prepaid expenses	(30,521)	64,029	(66,701)
Other receivables	25,802	353,981	(10,174)
Trade payables	(1,642,649)	(4,254,575)	(1,518,288)
Taxes payable	(215,514)	(292,131)	220,226
Advances from customers	(13,512)	216,850	(37,356)
Leniency agreement	(1,343,803)
Other payables	250,137	596,695
Cash from operations	5,536,279	7,437,657	9,196,251
Interest paid	(2,154,053)	(1,826,942)	(1,872,229)
Income tax and social contribution paid	(920,606)	(1,152,847)	(232,302)
Net cash generated by operating activities	2,461,620	4,457,868	7,091,720
Proceeds from the sale of fixed assets	450,000
Acquisitions to property, plant and equipment	(608,181)
Acquisitions of intangible assets	(2,273,197)	(2,586,511)	(3,337,925)
Other	24,977	34,061
Net cash used in investing activities	(2,406,401)	(2,552,450)	(3,334,202)
Short-term and long-term debt - Obtained	8,492,341	4,107,626	5,481,546
Short-term and long-term debt - Payments	(8,779,091)	(4,901,593)	(6,087,217)
Derivative transactions - payments	(810,279)
Braskem Idesa borrowings - Obtained	187,959	503,921	1,501,939
Braskem Idesa borrowings - Payments	(1,080,502)	(469,282)	(510,715)
Related parties
Dividends paid	(998,893)	(1,997,984)	(482,117)
Net provided (used) in financing activities	(2,988,465)	(2,757,312)	(97,491)
Exchange variation on cash of foreign subsidiaries	6,475	586,642	(508,036)
Increase (decrease) in cash and cash equivalents	(2,926,771)	(265,252)	3,151,991
Represented by
Cash and cash equivalents at the beginning for the year	6,701,864	7,043,262	3,891,271
Cash and cash equivalents at the end for the year	3,775,093	6,701,864	7,043,262
Increase (decrease) in cash and cash equivalents	(2,926,771)	(265,252)	3,151,991
Consolidated Braskem without the effect of Braskem Idesa consolidated
Statement of cash flows
Profit (loss) before income tax and social contribution and for the result with discontinued operations	4,913,929	641,537
Adjustments for reconciliation of profit (loss)
Depreciation, amortization and depletion	2,230,466	2,381,160
Results from equity investments	(191,949)	923,096
Interest and monetary and exchange variations, net	2,900,745	1,851,033
Gain on sale of investment in subsidiary	(276,816)
Leniency agreement	375,476	2,853,230
Reversal of provisions	(223,340)
Provision for losses and write-offs of long-lived assets	212,759	40,530
Total Adjustments for reconciliation of profit	9,941,270	8,690,586
Changes in operating working capital
Financial investments	(953,228)	(649,535)
Trade accounts receivable	(1,304,474)	1,083,117
Inventories	(1,387,696)	966,974
Taxes recoverable	415,923	976,770
Prepaid expenses	(21,732)	64,029
Other receivables	34,500	332,673
Trade payables	(1,444,468)	(4,052,705)
Taxes payable	(132,697)	(674,466)
Advances from customers	(3,089)	207,020
Leniency agreement	(1,343,803)
Other payables	124,050	430,714
Cash from operations	3,924,556	7,375,177
Interest paid	(1,648,971)	(1,611,718)
Income tax and social contribution paid	(919,236)	(1,152,847)
Net cash generated by operating activities	1,356,349	4,610,612
Proceeds from the sale of fixed assets	450,000
Acquisitions to property, plant and equipment	(608,181)
Acquisitions of intangible assets	(2,185,567)	(1,844,510)
Other	24,977	34,061
Net cash used in investing activities	(2,318,771)	(1,810,449)
Short-term and long-term debt - Obtained	8,492,341	4,107,626
Short-term and long-term debt - Payments	(8,779,091)	(4,901,593)
Derivative transactions - payments	(810,279)
Related parties
Obtained loans (payment of loans )	20,637	(882,158)
Dividends paid	(998,893)	(1,997,984)
Net provided (used) in financing activities	(2,075,285)	(3,674,109)
Exchange variation on cash of foreign subsidiaries	17,849	541,734
Increase (decrease) in cash and cash equivalents	(3,019,858)	(332,212)
Represented by
Cash and cash equivalents at the beginning for the year	6,500,265	6,908,623
Cash and cash equivalents at the end for the year	3,480,407	6,500,265	6,908,623
Increase (decrease) in cash and cash equivalents	(3,019,858)	(332,212)
Braskem Idesa consolidated
Statement of cash flows
Profit (loss) before income tax and social contribution and for the result with discontinued operations	453,141	(1,627,458)
Adjustments for reconciliation of profit (loss)
Depreciation, amortization and depletion	742,033	331,691
Interest and monetary and exchange variations, net	802,825	1,229,219
Provision for losses and write-offs of long-lived assets	425	486
Total Adjustments for reconciliation of profit	1,998,424	(66,062)
Changes in operating working capital
Trade accounts receivable	(373,066)	(126,617)
Inventories	36,668	(104,636)
Taxes recoverable	53,370	81,334
Prepaid expenses	(8,789)
Other receivables	(8,698)	21,308
Trade payables	(119,033)	(150,495)
Taxes payable	(82,817)	382,335
Advances from customers	(10,423)	9,830
Other payables	126,087	165,981
Cash from operations	1,611,723	212,978
Interest paid	(505,082)	(215,224)
Income tax and social contribution paid	(1,370)
Net cash generated by operating activities	1,105,271	(2,246)
Acquisitions of intangible assets	(87,630)	(892,499)
Net cash used in investing activities	(87,630)	(892,499)
Braskem Idesa borrowings - Obtained	187,959	503,921
Braskem Idesa borrowings - Payments	(1,080,502)	(469,282)
Related parties
Obtained loans (payment of loans )	(20,637)	882,158
Net provided (used) in financing activities	(913,180)	916,797
Exchange variation on cash of foreign subsidiaries	(11,374)	44,908
Increase (decrease) in cash and cash equivalents	93,087	66,960
Represented by
Cash and cash equivalents at the beginning for the year	201,600	134,639
Cash and cash equivalents at the end for the year	294,686	201,600	R$ 134,639
Increase (decrease) in cash and cash equivalents	93,087	66,960
Eliminations
Statement of cash flows
Profit (loss) before income tax and social contribution and for the result with discontinued operations	(102,493)	886,671
Adjustments for reconciliation of profit (loss)
Depreciation, amortization and depletion	(43,644)	(29,751)
Results from equity investments	151,993	(953,174)
Interest and monetary and exchange variations, net	(5,856)	(54,244)
Total Adjustments for reconciliation of profit	0	(150,498)
Changes in operating working capital
Trade accounts receivable	79,148	51,375
Trade payables	R$ (79,148)	(51,375)
Cash from operations		(150,498)
Net cash generated by operating activities		(150,498)
Acquisitions of intangible assets		150,498
Net cash used in investing activities		R$ 150,498